UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place
         Boston, MA 02217

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name:  Philip A. Littlehale

Title: Manager-Reporting & Controls

Phone: 617-572-5011

Signature, Place, and Date of Signing:

/s/Philip A. Littlehale  200 Berkeley Steet, Boston, MA 02217  February 14, 2007
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
      28-03222                   John Hancock Advisors, Inc.
      28-03673                   Sovereign Asset Management Corporation

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

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of other included managers:      1

Form 13F information table entry total: 14

Form 13F information table value total: 65,746,865

List of other included managers:

No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation



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

John Hancock Mutual Life Insurance Company
December 31, 2006

         Item 1         Item 2   Item 3          Item 4        Item 5            Item 6           Item 7            Item 8
-----------------------------------------------------------------------------------------------------------------------------------
                                             Fair Market  Principal or    Investment Discretion    Manager  Voting Athrty-Shares
     Name of Issuer     Class   Cusip              Value   # of Shares  Sole  Shared/Aff Shared/Oth         Sole   Shared  None
AMR Corp                common  001765 10 6      108,629         3,597             X                 1      3,597
ALCATEL-LUCENT          common  013904 30 5           28             2             X                 1          2
AMPEX                   common  032092 30 6      193,950         9,320             X                 1      9,320
Cisco                   common  17275R 10 2      668,382        24,456             X                 1             24,456
Enerplus Resources      common  29274D 60 4   13,251,058       304,552             X                 1    304,552
Hawaiian Holdings       common  419879 10 1    2,561,160       534,689             X                 1    534,689
Huntsman Corp           common  447011 10 7    7,783,791       410,971             X                 1    410,971
Lily Eli & Co           common  532457 10 8       73,078         1,404             X                 1      1,404
Navistar Intl Corp      common  63934E 10 8    1,069,980        31,997             X                 1     31,997
Portland Gen Elec Co    common  736508 84 7    3,744,406       137,662             X                 1    137,662
Range Resources         common  541509 30 3    6,821,553       248,690             X                 1    248,690
SAVVIS INC              common  805423 30 8      478,371        13,396             X                 1             13,396
UAL Corp                common  902549 80 7   28,848,414       657,289             X                 1    657,289
Velocity Express Corp   common  92257T 60 8      144,063       104,393             X                 1    104,393
                                              ----------     ---------                                  ---------  ------
TOTALS                  14                    65,746,865     2,482,418                                  2,444,566  37,852


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